DEBT - Mortgage Notes Payable Related to Real Estate Investments Held For Sale, Net (Q3) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Mortgage notes payable	$ 182,146,897	$ 182,948,438
Plus: unamortized mortgage premium, net of discount	239,979	447,471
Less: deferred financing costs	(1,472,537)	(1,491,715)
Net principal	180,914,339	181,904,194
Harley Davidson property
Debt Instrument [Line Items]
Mortgage notes payable	6,525,824	0
Mortgages
Debt Instrument [Line Items]
Mortgage notes payable	182,146,897	176,948,438	$ 195,739,481
Plus: unamortized mortgage premium, net of discount	239,979	447,471	489,664
Less: deferred financing costs	(1,472,537)	(1,469,991)	(2,189,938)
Net principal	$ 180,914,339	175,925,918	194,039,207
Mortgages | Harley Davidson property
Debt Instrument [Line Items]
Mortgage notes payable		0	6,748,029
Mortgages | EcoThrift
Debt Instrument [Line Items]
Mortgage notes payable		0	$ 2,639,237
Mortgages | Secured Notes Payable, Real Estate Held-for-sale
Debt Instrument [Line Items]
Mortgage notes payable		9,196,855
Plus: unamortized mortgage premium, net of discount		1,550
Less: deferred financing costs		(109,967)
Net principal		9,088,438
Mortgages | Secured Notes Payable, Real Estate Held-for-sale | Harley Davidson property | Retail
Debt Instrument [Line Items]
Mortgage notes payable		6,623,346
Mortgages | Secured Notes Payable, Real Estate Held-for-sale | EcoThrift | Retail
Debt Instrument [Line Items]
Mortgage notes payable		2,573,509
Mortgages | Secured Notes Payable, Real Estate Held-for-sale | EcoThrift | Industrial
Debt Instrument [Line Items]
Mortgage notes payable		$ 2,573,509